SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			36 Months Ended
	Sep. 30, 2013 item	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2013 item
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of special-purpose subsidiary trusts	2			2
Number of full-service bank locations	13			13
Cash and Cash Equivalents
Maturity period of federal funds sold	1 day
Goodwill
Impairment losses	$ 0	$ 0	$ 0	$ 0
Buildings and improvements | Minimum
Premises and Equipment
Estimated lives	3 years
Buildings and improvements | Maximum
Premises and Equipment
Estimated lives	40 years
Furniture and equipment | Minimum
Premises and Equipment
Estimated lives	3 years
Furniture and equipment | Maximum
Premises and Equipment
Estimated lives	10 years